ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 1 - ORGANIZATION, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Organization and Description of Business

Sunpeaks Ventures, Inc. (“Sunpeaks” or the “Company”) was incorporated in the State of Nevada on June 25, 2009. On February 13, 2012, pursuant to a Share Exchange Agreement (“Exchange Agreement”), Sunpeaks, acquired 100% ownership interest in Healthcare Distribution Specialists LLC (“HDS”), a Delaware limited liability company, in exchange for the issuance of 200,000,000 newly-issued restricted shares of Sunpeaks’ common stock and 3,000,000 newly-issued restricted shares of Sunpeaks’ Class A Preferred Stock (the “Exchange Shares”), to the former owner of HDS, resulting in HDS becoming a wholly-owned subsidiary of the Company. Additionally, pursuant to the Exchange Agreement, 200,000,000 shares of Sunpeaks’ common stock held by Sunpeaks’ former controlling owner were cancelled. As a result of the acquisition, the former owners of HDS hold majority ownership of the Company.

For financial accounting purposes, the acquisition of HDS by Sunpeaks (referred to as the “Merger”) was a reverse acquisition of Sunpeaks by HDS and was treated as a recapitalization. Accordingly, the financial statements have been prepared to give retroactive effect of the reverse acquisition completed on February 13, 2012, and represent the operations of HDS prior to the Merger.

As of the time of the Merger, Sunpeaks held minimal assets and was considered a non-operating public shell, in the development stage. Following the Merger, the Company is no longer considered development stage and operates through one operating segment which distributes hard-to-find and specialty drugs to the healthcare provider market throughout the United States, while functioning as an aggregator of real-time market demand for these products. The Company also owns and sells a specialized over-the-counter multivitamin product called Clotamin. Clotamin is specifically designed for use by patients on Warfarin, a blood thinner that has a known interaction with the vitamin K present in standard over-the-counter multivitamins.

Prior to the Merger, on August 1, 2011, pursuant to an Amended and Restated Asset Acquisition Agreement (the “Agreement”) between HDS and Global Nutritional Research, LLC (“GNR”), HDS acquired certain assets of GNR in exchange for assumption of debt and financial obligations of GNR (the “Acquisition”). Prior to the acquisition, HDS and GNR were considered entities under common control and common ownership, as control and ownership of each entity resided with HDS’s President and an immediate family member. As entities under common control, in accordance with accounting principles generally accepted in the United States (“GAAP”), the acquired assets and liabilities of GNR were recognized in the accompanying financial statements at their carrying amounts and the acquisition is reflected in the accompanying financial statements for the year ended December 31, 2011 as if it occurred as of January 1, 2011.